PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of Change in Decommissioning Liabilities

The following table presents the change in the decommissioning liabilities for Brookfield Renewable:

(MILLIONS)	2024	2023
Balance, beginning of the year	$976	$479
Additions	50	—
Acquisitions through business combinations	183	227
Disposal	(50)	(1)
Accretion	47	13
Changes in estimates(1)	(98)	253
Foreign exchange	(16)	6
Other	3	(1)
Balance, end of the year	$1,095	$976
(1)Changes in estimates are driven by changes in underlying assumptions used as inputs to determine the value of the retirement obligation.